Restructuring, Impairments and Gains on Sale - Narrative (Details) $ in Millions	1 Months Ended			12 Months Ended
	Jul. 31, 2020 USD ($)	May 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) lease location	Dec. 31, 2021 USD ($) location	Dec. 31, 2020 USD ($) location	Aug. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)
Restructuring Cost and Reserve [Line Items]
Leases terminated, open locations | location				35	98	24
Leases terminated, pre-open locations | location				5	8	82
Leases terminated, cumulative | lease				252
Leases amended, cumulative | lease				500
Leases amended, reduction in future undiscounted fixed minimum lease cost payments, cumulative				$ 10,700.0
Leases amended | lease				70
Leases amended, reduction in future undiscounted fixed minimum lease cost payments				$ 1,700.0
Restructuring and other related (gains) costs				(200.0)	$ 434.0	$ 207.0
Restructuring liabilities				53.0	79.0	29.0
Receivables from landlords				3.0	3.0
Impairment expense, other				147.0	117.0	345.0
Non-routine gains and impairment charges				625.0	870.0	1,356.0
Property and equipment write-offs				0.0	0.0	3.0
Impairment of intangible assets				36.0	0.0	0.0
Impairment loss				0.0	0.0	120.0
Gain on sale of assets				0.0	1.0	59.0
424 Fifth Venture
Restructuring Cost and Reserve [Line Items]
Sale of real estate, holdbacks						15.0
Sale of real estate, holdbacks received				5.0	10.0
Meetup
Restructuring Cost and Reserve [Line Items]
Ownership percentage			9.00%
Teem
Restructuring Cost and Reserve [Line Items]
Disposal of business, consideration								$ 51.0
Gain on disposal of business						37.0
Managed by Q
Restructuring Cost and Reserve [Line Items]
Disposal of business, consideration			$ 28.0
Gain on disposal of business						10.0
Disposal consideration heldback			2.5		0.3
Disposal consideration holdback released					2.0
Impairment of intangible assets						21.0
Impairment of goodwill						145.0
Meetup
Restructuring Cost and Reserve [Line Items]
Disposal of business, consideration			$ 10.0
Ownership interest sold			91.00%
Impairment loss						26.0
Real Estate Investment Held by 424 Fifth Venture
Restructuring Cost and Reserve [Line Items]
Impairment loss						54.0
SpaceIQ
Restructuring Cost and Reserve [Line Items]
Gain on disposal of business		$ 10.0
Impairment loss						23.0
Corporate equipment
Restructuring Cost and Reserve [Line Items]
Impairment loss						14.0
Cash consideration from sale of equipment	$ 46.0
Flatiron
Restructuring Cost and Reserve [Line Items]
Disposal of business, consideration							$ 29.0
Gain on disposal of business						6.0
Impairment loss						3.0
Assets of two core companies
Restructuring Cost and Reserve [Line Items]
Impairment loss						18.0
Cash consideration from sale of assets						2.0
Promissory note for sale of assets						3.0
Gain on sale of assets						$ 3.0
Accounts payable and accrued expenses
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities				47.0	76.0
Other liabilities, net
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities				$ 9.0	$ 6.0